Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2020, 2021 and 2022 as follows:

	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted	(2,223,638)	(327,971)	(642,374)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted	2,718,827,977	2,630,425,361	2,519,948,060
Basic and diluted loss per share	(0.82)	(0.12)	(0.25)

Schedule of Computation of Potentially Anti-Dilutive Securities
The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2020	2021	2022
Share options and RSUs	62,468,172	29,131,536	13,520,133